Chartered-in Vessels - Operating Leases (Details) - USD ($) $ in Thousands	12 Months Ended			21 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2020	Sep. 30, 2019
Operating Leased Assets [Line Items]
Ownership percentage (in percentage)	100.00%			100.00%
Total payments	$ 34,775			$ 34,775
Less current portion	(14,003)	$ (13,407)		(14,003)
Carrying value of long-term operating lease liabilities	6,747	20,750		6,747
Time-charter hire expenses	23,564	19,994	$ 7,670
2020	23,725			23,725
2021	$ 11,050			$ 11,050
Schedule of Operating Leases
As at December 31, 2020, the total estimated future minimum rental payments to be received and paid by the Tangguh Joint Venture related to the lease contracts are as follows:

Year	Head Lease Receipts (i)	Sublease Payments (i) (ii)
2021	$21,242	$23,934
2022	$21,242	$23,934
2023	$21,242	$23,934
2024	$21,242	$23,934
2025	$21,242	$23,934
Thereafter	$69,127	$77,921
Total	$175,337	$197,591
(i) The Head Leases are fixed-rate operating leases while the Subleases have a variable-rate component. As at December 31, 2020, the Partnership had received $335.0 million of aggregate Head Lease receipts and had paid $285.1 million of aggregate Sublease payments. The portion of the Head Lease receipts that has not been recognized into earnings is deferred and amortized on a straight-line basis over the lease terms and, as at December 31, 2020, $3.7 million (December 31, 2019 – $3.8 million) and $21.8 million (December 31, 2019 – $25.5 million) of Head Lease receipts had been deferred and included in unearned revenue and other long-term liabilities, respectively, in the Partnership’s consolidated balance sheets.
(ii) The amount of payments related to the Subleases are updated annually to reflect any changes in the lease payments due to changes in tax law.

Time-charter hire expenses	$ 23,564	19,994	7,670
Malt Joint Venture
Operating Leased Assets [Line Items]
Time charter in contract	1 year 6 months			1 year 6 months	2 years
Extension of term of contract				21 months
Weighted average discount rate	4.60%			4.60%
Schedule of Operating Leases	A maturity analysis of the Partnership’s operating lease liabilities from its time-charter-in contract with the MALT Joint Venture as at December 31, 2020 is as follows:

	Lease Commitment	Non-Lease Commitment	Total Commitment
Year	$	$	$
Payments:
2021	14,670	9,055	23,725
2022	6,832	4,218	11,050
Total payments	21,502	13,273	34,775
Less imputed interest	(752)
Carrying value of operating lease liabilities	20,750
Less current portion	(14,003)
Carrying value of long-term operating lease liabilities	6,747

Malt Joint Venture
Operating Leased Assets [Line Items]
Ownership percentage (in percentage)	52.00%			52.00%
Lease Component
Operating Leased Assets [Line Items]
Time-charter hire expense	$ 14,600	12,400	4,800
Total payments	21,502			$ 21,502
Less imputed interest	(752)			(752)
Carrying value of operating lease liabilities	20,750			20,750
Less current portion	(14,003)			(14,003)
Carrying value of long-term operating lease liabilities	6,747			6,747
Time-charter hire expenses	23,600	20,000	7,700
2020	14,670			14,670
2021	6,832			6,832
Time-charter hire expenses	23,600	20,000	7,700
Non Lease Component
Operating Leased Assets [Line Items]
Time-charter hire expense	9,000	$ 7,600	$ 2,900
Total payments	13,273			13,273
2020	9,055			9,055
2021	$ 4,218			$ 4,218